May 3, 2010

Supplement

SUPPLEMENT DATED MAY 3, 2010 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2010

The following is added after the fourth paragraph under the section entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Additional Investment Strategy Information":

Municipal Securities. The Portfolio may invest in municipal securities, which may include Build America Bonds. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds).

The following replaces the paragraph under the section entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objective, Strategies and Risks—Principal Risks—Other Risks.":

The performance of the Portfolio also will depend on whether or not the Investment Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in ETFs, asset-backed securities, stripped mortgage-backed securities, inverse floaters and municipal securities. For more information about these risks, see the "Additional Risk Information" section.

The following is added as the last paragraph under the section entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Additional Risk Information":

Municipal Securities. Municipal securities may be general obligations or revenue bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

Issuance of Build America Bonds will cease on December 31, 2010, unless extended. In the event that the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

May 3, 2010

Supplement

SUPPLEMENT DATED MAY 3, 2010 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2010

The following replaces the paragraph under the section entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objective, Strategies and Risks—Principal Investment Strategies—Other Investments.":

In addition, the Portfolio may invest in stripped mortgage-backed securities ("SMBS"), inverse floating rate obligations ("inverse floaters"), commercial mortgage-backed securities ("CMBS") and municipal securities. For more information, see the "Additional Investment Strategy Information" section. The Portfolio may also invest in convertible securities, which are securities that pay dividends or interest and may be converted into common stock.

The following is added after the fourth paragraph under the section entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Additional Investment Strategy Information":

Municipal Securities. The Portfolio may invest in municipal securities, which may include Build America Bonds. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds).

The following replaces the paragraph under the section entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objective, Strategies and Risks—Principal Risks—Other Risks.":

The performance of the Portfolio also will depend on whether or not the Investment Adviser is successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in SMBS, inverse floaters, CMBS, convertible securities and municipal securities. For more information about these risks, see the "Additional Risk Information" section.

The following is added as the last paragraph under the section entitled "Portfolio Details—Additional Information about the Portfolio's Investment Objectives, Strategies and Risks—Additional Risk Information":

Municipal Securities. Municipal securities may be general obligations or revenue bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

Issuance of Build America Bonds will cease on December 31, 2010, unless extended. In the event that the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.